Vessels, net	12 Months Ended
Dec. 31, 2025
Vessels, net.
Vessels, net

4.Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2022	$1,171,630	$(346,525)	$825,105
Additions	4,204	—	4,204
Depreciation	—	(31,946)	(31,946)
Balance December 31, 2023	$1,175,834	$(378,471)	$797,363
Depreciation	—	(32,151)	(32,151)
Balance December 31, 2024	$1,175,834	$(410,622)	$765,212
Depreciation	—	(32,064)	(32,064)
Balance December 31, 2025	$1,175,834	$(442,686)	$733,148

During the year ended December 31, 2023, the Partnership installed a ballast water treatment system (“BWTS”), on three of its vessels. The cost of the BWTS in the year ended December 31, 2023, amounted to $4,204. The cost of the BWTS was accounted as major improvement and was capitalized to vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Ballast water treatment system installation” under “Cash flows used in investing activities” in the consolidated statements of cash flows.